Significant Accounting Policies: Basic and Diluted Earnings Per Share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted

	For the Nine Months Ended
	December 31,
	2013	2012
Net income applicable to common shareholders	$4,869,839	$884,596
Weighted average shares outstanding	45,705,105	45,088,400
Weighted average fully diluted shares outstanding	46,118,077	45,357,724
Basic earnings per share	$0.11	$0.02
Fully diluted earnings per share	$0.11	$0.02

	For the Years Ended March 31,
	2013	2012
Net income applicable to common shareholders	$1,432,655	$3,187,771
Weighted average shares outstanding	45,109,767	45,000,000
Weighted average fully diluted shares outstanding	45,371,956	45,218,238
Basic earnings per share	$0.03	$0.07
Fully diluted earnings per share	$0.03	$0.07